FIDELITY INSTITUTIONAL
SHORT-INTERMEDIATE
GOVERNMENT FUND
SEMIANNUAL REPORT
MAY 31, 1999

(2_fidelity_logos)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGE     10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  16  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 20  Notes to the financial
                          statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five years and the past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Fidelity Inst Sht-Int Govt      0.80%          4.70%        36.70%        97.42%

LB 1-5 Year US Government Bond  0.61%          5.20%        37.42%        104.20%

Short-Intermediate US           0.20%          3.94%        33.19%        97.08%
Government  Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, past six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-5 Year U.S. Government Bond Index
- a market value-weighted index of government fixed-rate debt issues with maturities between one and five years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 98 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Fidelity Inst Sht-Int Govt      4.70%        6.45%         7.04%

LB 1-5 Year US Government Bond  5.20%        6.56%         7.40%

Short-Intermediate US           3.94%        5.89%         7.01%
Government  Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$100,000 OVER 10 YEARS
             Inst Sht-Int Govt           LB 1-5 Year U.S. Govt
             00662                       LB069
  1989/05/31     100000.00                   100000.00
  1989/06/30     101829.33                   102176.15
  1989/07/31     103157.34                   103955.33
  1989/08/31     102653.67                   102958.65
  1989/09/30     103254.47                   103506.97
  1989/10/31     104916.66                   105371.83
  1989/11/30     105819.16                   106362.81
  1989/12/31     106290.90                   106742.63
  1990/01/31     106200.63                   106551.29
  1990/02/28     106718.39                   107039.64
  1990/03/31     107189.30                   107262.39
  1990/04/30     107324.12                   107293.81
  1990/05/31     108944.81                   109210.08
  1990/06/30     110049.19                   110492.35
  1990/07/31     111297.87                   111977.38
  1990/08/31     111728.88                   112097.33
  1990/09/30     112484.26                   113051.18
  1990/10/31     113606.11                   114450.54
  1990/11/30     114855.35                   115778.50
  1990/12/31     116151.78                   117260.68
  1991/01/31     117209.54                   118405.87
  1991/02/28     118092.72                   119145.53
  1991/03/31     118828.16                   119885.20
  1991/04/30     120017.46                   121104.64
  1991/05/31     120901.53                   121824.31
  1991/06/30     121158.64                   122118.46
  1991/07/31     122311.03                   123332.19
  1991/08/31     124238.47                   125356.98
  1991/09/30     125281.39                   127050.49
  1991/10/31     126627.28                   128526.96
  1991/11/30     127848.46                   129977.72
  1991/12/31     130952.47                   132439.46
  1992/01/31     129705.35                   131794.04
  1992/02/29     130291.54                   132139.59
  1992/03/31     130237.49                   131839.73
  1992/04/30     131206.55                   133122.00
  1992/05/31     132879.84                   134755.54
  1992/06/30     134458.05                   136489.03
  1992/07/31     135875.26                   138588.07
  1992/08/31     137338.01                   139961.73
  1992/09/30     139019.66                   141623.83
  1992/10/31     137439.96                   140250.17
  1992/11/30     137717.96                   139784.67
  1992/12/31     139247.82                   141329.68
  1993/01/31     140905.02                   143537.24
  1993/02/28     142202.33                   145216.47
  1993/03/31     142867.15                   145721.96
  1993/04/30     143402.00                   146815.74
  1993/05/31     143708.77                   146344.53
  1993/06/30     144851.29                   147898.10
  1993/07/31     145284.61                   148166.55
  1993/08/31     146191.42                   149920.04
  1993/09/30     146541.15                   150408.38
  1993/10/31     146773.81                   150773.93
  1993/11/30     146712.36                   150454.08
  1993/12/31     147416.59                   151050.95
  1994/01/31     148764.24                   152290.38
  1994/02/28     147486.22                   150773.93
  1994/03/31     145014.34                   149300.32
  1994/04/30     144268.50                   148437.86
  1994/05/31     144416.22                   148594.93
  1994/06/30     144587.26                   148820.54
  1994/07/31     146186.05                   150454.08
  1994/08/31     146587.53                   150922.44
  1994/09/30     145928.69                   150117.09
  1994/10/31     146202.80                   150305.57
  1994/11/30     145677.26                   149554.49
  1994/12/31     146152.58                   149882.91
  1995/01/31     148225.60                   152159.01
  1995/02/28     150704.60                   154734.98
  1995/03/31     151463.43                   155594.59
  1995/04/30     153150.90                   157193.85
  1995/05/31     156281.81                   160792.21
  1995/06/30     157275.92                   161728.92
  1995/07/31     157652.29                   162103.04
  1995/08/31     158891.15                   163222.53
  1995/09/30     159780.57                   164136.39
  1995/10/31     161410.63                   165709.96
  1995/11/30     162854.39                   167429.18
  1995/12/31     164337.47                   168859.95
  1996/01/31     165839.88                   170373.54
  1996/02/29     164701.41                   169222.64
  1996/03/31     164300.50                   168714.30
  1996/04/30     164012.16                   168577.22
  1996/05/31     164074.39                   168691.46
  1996/06/30     165672.41                   170150.79
  1996/07/31     166244.49                   170761.94
  1996/08/31     166614.40                   171193.17
  1996/09/30     168404.30                   173052.32
  1996/10/31     170767.57                   175425.52
  1996/11/30     172400.11                   177061.91
  1996/12/31     172075.24                   176627.83
  1997/01/31     172663.29                   177427.46
  1997/02/28     173169.34                   177764.45
  1997/03/31     172497.47                   177230.41
  1997/04/30     174235.01                   178935.34
  1997/05/31     175433.83                   180226.18
  1997/06/30     176786.67                   181616.98
  1997/07/31     179088.33                   184230.07
  1997/08/31     179095.87                   184018.73
  1997/09/30     180612.72                   185692.25
  1997/10/31     182169.12                   187428.60
  1997/11/30     182731.30                   187797.01
  1997/12/31     183917.25                   189193.51
  1998/01/31     185869.29                   191363.95
  1998/02/28     185979.65                   191329.68
  1998/03/31     186585.40                   191983.66
  1998/04/30     187358.73                   192906.10
  1998/05/31     188558.34                   194059.86
  1998/06/30     189338.22                   195162.21
  1998/07/31     190317.91                   196001.83
  1998/08/31     192523.91                   199009.02
  1998/09/30     195741.69                   202627.37
  1998/10/31     196116.81                   203427.00
  1998/11/30     195842.55                   202972.93
  1998/12/31     196627.66                   203669.75
  1999/01/31     197631.56                   204546.49
  1999/02/28     196260.00                   202818.71
  1999/03/31     197303.02                   204236.77
  1999/04/30     197874.86                   204818.41
  1999/05/28     197417.03                   204203.79
IMATRL PRASUN   SHR__CHT 19990531 19990614 113329 R00000000000123

$100,000 OVER 10 YEARS: Let's say hypothetically that $100,000 was invested in Fidelity Institutional Short-Intermediate Government Fund on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment would have grown to $197,417 - a 97.42% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-5 Year U.S. Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $204,204 - a 104.20% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED MAY 31,  YEARS ENDED NOVEMBER 30,

                  1999                      1998                       1997    1996    1995    1994

Dividend returns  3.23%                     6.54%                      6.83%   6.90%   7.56%   6.07%

Capital returns   -2.43%                    0.64%                      -0.84%  -1.04%   4.23%  -6.78%

Total returns     0.80%                     7.18%                      5.99%   5.86%   11.79%  -0.71%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED MAY 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share         4.84(cents)   30.58(cents)   59.54(cents)

Annualized dividend rate    6.13%         6.54%          6.32%

30-day annualized yield     5.66%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.29 over the past one month, $9.38 over the past six months and $9.42 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Signs of continued strength and
emerging inflationary pressures
in the U.S. economy, along with
improving conditions abroad,
weighed heavily on the
taxable-bond market, limiting its
advance for the six-month period
that ended May 31, 1999. The
Lehman Brothers Aggregate Bond
Index - a widely followed
measure of taxable bond
performance - returned -0.76%
for this period. Treasury bond bears
were on the prowl late in the
period as a sharp rise in consumer
prices sparked the worst sell-off in
three years, pushing bond prices
down and bringing yields up to the
pre-crisis levels of last summer. The
negative sentiment that pervaded
the marketplace for much of the
period was fueled further in
mid-May by the Federal Reserve
Board's shift in bias toward raising
interest rates. The Lehman Brothers
Treasury Index, sensitive to these
changing conditions, returned
-2.11% for the six-month period that
ended May 31, 1999. As investors
fled Treasuries for more attractive
alternatives, spread sector securities
- mortgages, agencies and the
like - rallied in response. Although
the emergence of volatility as well
as a new range in yields late in the
period slowed the rise in spread
products, their performance
outlasted that of their Treasury
counterparts over the length of the
period. The Lehman Brothers U.S.
Agency Index and the Lehman
Brothers Mortgage-Backed
Securities Index had returns of
-0.77% and 1.32%, respectively.

(photograph of Andrew Dudley)

An interview with Andrew Dudley, Portfolio Manager of Fidelity
Institutional Short-Intermediate Government Fund

Q. HOW DID THE FUND PERFORM, ANDREW?

A. For the six-month period that ended May 31, 1999, the fund posted a return of 0.80%. By comparison, the short-intermediate U.S. government funds average tracked by Lipper Inc. returned 0.20%, and the Lehman Brothers 1-5 Year U.S. Government Bond Index returned 0.61%. For the 12 months that ended May 31, 1999, the fund returned 4.70%. During the same period, the Lipper peer group returned 3.94%, while the Lehman Brothers index returned 5.20%.

Q. OVERALL, WHAT FACTORS CONTRIBUTED TO THE FUND'S SOUND PERFORMANCE RELATIVE TO ITS BENCHMARK OVER THE SIX-MONTH PERIOD?

A. I'd say that sector allocation was the primary contributor to the fund's success. By maintaining a significant overweighting in agency securities and a corresponding underweighting in Treasuries relative to the index, the fund was well-positioned to take advantage of the rebound in spread sectors - mortgages, agencies and the like - that occurred over the past six months. Agencies soundly outperformed comparable duration Treasuries in this time frame. Also helping performance was the fund's investment in mortgage securities - a sector not included in the index - which benefited from a slowdown in refinancing activity and also outpaced Treasuries. The fund's overall return was further supported by a rise in the general level of interest rates over the period, which resulted in spread compression, or tightening, between the yields of Treasuries and those of non-government issues.

Q. WHAT WERE YOUR PRINCIPAL STRATEGIES DURING THE PERIOD?

A. I added to the fund's exposure to mortgages at the expense of its heavily overweighted agency position. The reduction in agencies was attributable to a subtle shift away from some of the less highly visible agencies in the portfolio. These are securities of similar credit quality that are not traded as frequently as some other well-known issues, such as Fannie Mae and Freddie Mac. I was able to replace these positions with mortgages and various other short-duration agency issues. Since taking over the fund last December, I have chosen to hang on to the fund's position in higher-coupon mortgages. I did so given my assessment of their valuations relative to where I anticipated the market would go in response to slackening prepayment activity. This strategy helped the fund, which benefited from the sector's rally.

Q. HOW WOULD YOU DESCRIBE THE INVESTMENT CLIMATE OVER THE PAST SIX
MONTHS?

A. Most of the period through March was marked by the rebound in spread securities. Over the last two months of the period, we began to flirt with a potential new range in yields amid growing concern of a Fed rate hike, which could lead to volatility in the marketplace. This uncertainty, in part, prevented the spread sectors from gaining any more ground versus Treasuries. Higher volatility usually spells trouble for spread products.

Q. WHAT MOVES DETRACTED FROM PERFORMANCE?

A. There was very little that hurt us during the period. The fund did, however, maintain a slight barbell strategy - owning more securities on both ends of the yield curve relative to its benchmark - which weighed on performance. In a period such as the past six months, where the short end of the curve steepened considerably, the strategy failed. In effect, we owned a greater proportion of the belly of the curve - the three-to-five-year segment, which performed the worst.

Q. WHAT'S YOUR OUTLOOK?

A. I am still confident about spread securities in general and their relative weighting in the portfolio. The market is certainly different now than it was earlier in the period, as spread compression, on the whole, has seemingly ended. We are presented with a new set of challenges as we enter into the next period, since most of the easier trades, as I see it, on a sector basis are gone. This will require us to concentrate our efforts on security selection as the way to extract value from the marketplace going forward. There are opportunities out there among the different sectors, and we will leverage Fidelity's research strength to find them.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income in a manner
consistent with preservation of
capital

START DATE: November 10, 1986

SIZE: as of May 31, 1999,
more than $421 million

MANAGER: Andrew Dudley, since
December 1998; manager,
various Fidelity and Spartan
government and mortgage
funds; joined Fidelity in 1996

ANDREW DUDLEY ON THE
CHANGING FACE OF
FIXED-INCOME SUPPLY:

"Today, in the midst of a federal
budget surplus, the U.S. has cut
its borrowing and thus reduced the
level of new Treasury issuance.
This drop-off in supply is
potentially troublesome for active
traders in the market who hold
liquidity at a premium.
Government agencies, hearing
the call, responded, in part, by
consolidating their former pattern
of several smaller issues into
fewer, but larger, issues. So,
instead of issuing five $200 million
issues, for instance, they now offer
a single $1 billion deal. What this
does is create more liquidity for
trading in the secondary market.
These new deals, over time, could
make up for the lesser amount of
Treasuries available in the
marketplace. The enhanced
liquidity found in these repackaged
offerings is attractive to certain
types of buyers. At the margin, I
will probably shift the type of
securities the fund buys toward
these new issues. So, on the
whole, this change will have an
impact on the type of agencies we
own in the future. As our position
in these larger issues grows, there
will be more of an opportunity for
us to use them as trading tools. By
allowing us to move more easily back
and forth between Treasuries and
agencies in a very liquid way, when
appropriate, we may be able to
capture the opportunities that
result over time."


INVESTMENT CHANGES





COUPON DISTRIBUTION AS OF MAY
31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Zero coupon bonds               1.7                      0.0

Less than 5%                    0.0                      5.6

5 - 5.99%                       26.7                     28.1

6 - 6.99%                       26.7                     25.2

7 - 7.99%                       8.3                      4.1

8 - 8.99%                       9.9                      13.0

9 - 9.99%                       9.5                      13.0

10 - 10.99%                     8.8                      6.2

11% and over                    4.4                      4.1


COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF MAY 31, 1999

                                     6 MONTHS AGO

Years                          3.5   3.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF MAY 31, 1999

                                    6 MONTHS AGO

Years                         2.3   2.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999

Mortgage Securities 18.2%

CMOs and Other Mortgage
Related Securities 1.8%

U.S. Treasury  Obligations
21.9%

U.S. Government  Agency
Obligations 54.1%

Short-Term  Investments 4.0%

Row: 1, Col: 1, Value: 18.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 1.8
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 21.9
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 54.1
Row: 1, Col: 8, Value: 4.0

AS OF NOVEMBER 30, 1998

Mortgage Securities 16.1%

CMOs and Other Mortgage
Related Securities 1.2%

U.S. Treasury  Obligations
13.2%

U.S. Government  Agency
Obligations 68.8%

Short-Term  Investments 0.7%

Row: 1, Col: 1, Value: 16.1
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 1.2
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 13.2
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 68.8
Row: 1, Col: 8, Value: 0.7


INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 76.0%

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 54.1%

Fannie Mae:

5.125% 2/13/04                       $ 1,100,000                     $ 1,059,432

6.15% 1/13/00                         6,000,000                       6,036,540

Federal Agricultural Mortgage
Corp.:

6.92% 8/10/00                         1,040,000                       1,057,711

7.61% 10/16/00                        3,000,000                       3,086,250

Federal Farm Credit Bank 5.7%         1,540,000                       1,502,162
1/18/05

Federal Home Loan Bank:

5.125% 2/26/02                        21,300,000                      20,923,842

5.375% 3/2/01                         15,000,000                      14,913,300

5.595% 3/27/01                        3,900,000                       3,893,292

5.83% 12/24/99                        13,000,000                      13,048,750

Financing Corp. stripped              2,500,000                       2,241,375
principal 0% 4/6/01

Government Loan Trusts                2,597,036                       2,811,499
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01             22,038,765                      23,092,438

Class 2-E 9.4% 5/15/02                2,331,973                       2,435,396

Class T-3, 9.625% 5/15/02             4,688,244                       4,904,512

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through Export-
Import Bank):

Series 1993 C, 5.2% 10/15/04          501,600                         491,196

Series 1993 D, 5.23% 5/15/05          444,255                         433,537

Series 1994 A, 7.12% 4/15/06          1,706,031                       1,749,023

Series 1994 F, 8.187% 12/15/04        22,583,927                      23,665,404

Series 1995 A, 6.28% 6/15/04          3,875,882                       3,906,587

Guaranteed Trade Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through Export-
Import Bank):

Series 1992 A, 7.02% 9/1/04           5,737,875                       5,892,545

Series 1997 A, 6.104% 7/15/03         5,475,000                       5,487,593

Israel Export Trust                   8,889,882                       9,019,852
Certificates (assets of
Trust guaranteed by U.S.
Government through Export-
Import Bank) Series 1994 1,
6.88% 1/26/03

Overseas Private Investment           2,751,413                       2,768,444
Corp. U.S. Government
guaranteed participation
certificate Series 1994 195,
6.08% 8/15/04 (callable)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Private Export Funding Corp.:

secured:

5.65% 3/15/03                        $ 646,286                       $ 642,569

5.8% 2/1/04                           6,010,000                       5,989,927

5.82% 6/15/03 (a)                     11,500,000                      11,438,906

6.86% 4/30/04                         1,950,250                       1,992,590

7.9% 3/31/00                          1,000,000                       1,020,310

8.4% 7/31/01                          5,200,000                       5,474,612

State of Israel 6.625% 8/15/03        2,500,000                       2,549,650

State of Israel (guaranteed
by U.S. Government through
Agency for International
Development):

5.25% 9/15/00                         17,250,000                      17,137,358

5.625% 9/15/03                        10,271,000                      10,058,698

Tennessee Valley Authority 6%         11,649,000                      11,738,231
11/1/00

U.S. Department of Housing            3,000,000                       3,013,620
and Urban Development
government guaranteed
participation certificates
8.12% 8/1/99

TOTAL U.S. GOVERNMENT AGENCY                                          225,477,151
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
21.9%

U.S. Treasury Bonds:

10.75% 8/15/05                        24,700,000                      30,982,943

12% 8/15/13                           4,200,000                       5,960,724

U.S. Treasury Notes:

5.5% 5/31/03                          5,000,000                       4,967,950

6.5% 8/31/01                          25,700,000                      26,242,013

7.875% 8/15/01                        17,000,000                      17,831,470

U.S. Treasury Notes - Coupon
STRIPS:

0% 3/31/00                            1,034,000                       992,361

0% 9/30/00                            734,000                         685,050

0% 11/30/00                           107,000                         98,888

0% 3/31/01                            1,034,000                       937,735

0% 9/30/01                            399,000                         351,806

0% 10/31/01                           142,000                         124,589

0% 3/31/02                            1,034,000                       884,959

0% 9/30/02                            834,000                         693,421

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. TREASURY OBLIGATIONS -
CONTINUED

U.S. Treasury Notes - Coupon
STRIPS: - continued

0% 10/31/02                          $ 142,000                       $ 117,428

0% 11/30/02                           207,000                         170,409

TOTAL U.S. TREASURY                                                   91,041,746
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                             316,518,897
GOVERNMENT AGENCY OBLIGATIONS
(Cost $321,039,915)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 18.2%



FANNIE MAE - 11.5%

5.5% 1/1/09                           1,514,396                       1,461,574

6% 10/1/08 to 5/1/14                  24,326,511                      23,833,475

6.5% 7/1/00 to 6/1/29                 10,460,098                      10,251,526

7% 6/1/00 to 3/1/29                   3,613,411                       3,626,763

8% 6/1/02 to 8/1/09                   391,509                         404,197

8.25% 12/1/01                         1,820,174                       1,884,896

9% 2/1/13 to 8/1/21                   2,252,006                       2,390,397

9.5% 5/1/09 to 11/1/21                235,895                         250,842

10% 1/1/17 to 1/1/20                  434,317                         464,069

10.5% 5/1/10 to 8/1/20                295,925                         322,876

11% 11/1/10 to 9/1/14                 1,340,086                       1,462,007

11.5% 12/1/00 to 7/15/19              1,376,937                       1,526,706

12% 4/1/15                            123,008                         137,196

12.5% 3/1/16                          112,029                         127,802

12.75% 10/1/13                        27,953                          32,243

                                                                      48,176,569

FREDDIE MAC - 3.8%

6.25% 1/1/03                          704,835                         700,303

6.5% 7/1/03 to 5/1/08                 724,037                         723,903

7% 5/1/01 to 6/1/01                   318,802                         321,591

7.5% 11/1/12                          1,393,588                       1,425,375

8% 9/1/07 to 12/1/09                  1,857,236                       1,919,114

8.5% 5/1/06 to 6/1/14                 1,645,798                       1,712,466

9% 12/1/07 to 3/1/22                  1,128,373                       1,192,251

9.5% 1/1/17 to 12/1/22                2,538,144                       2,730,003

10% 1/1/09 to 6/1/20                  711,525                         763,358

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

FREDDIE MAC - CONTINUED

10.25% 12/1/09                       $ 29,522                        $ 31,476

10.5% 1/1/16 to 5/1/21                1,835,461                       1,997,057

11% 12/1/11 to 1/1/19                 44,723                          48,869

11.5% 10/1/15                         46,446                          50,956

12% 9/1/11 to 11/1/19                 100,474                         112,177

12.25% 11/1/14                        59,331                          66,850

12.5% 8/1/10 to 6/1/19                1,739,110                       1,969,086

                                                                      15,764,835

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.9%

6.5% 5/15/28 to 4/15/29               315                             307

8.5% 5/15/16 to 4/15/17               267,810                         284,308

9% 1/15/05 to 2/15/17 (b)             661,412                         708,089

9.5% 11/15/09 to 11/15/20             1,668,098                       1,792,734

10% 11/15/09 to 9/15/19               388,184                         416,328

10.5% 1/15/16 to 1/15/18              965,819                         1,050,200

11% 12/15/09 to 8/15/19               3,185,537                       3,513,124

11.5% 4/15/10 to 5/15/19              2,927,838                       3,272,521

12% 3/20/14 to 2/15/16                568,838                         643,607

12.5% 11/15/14                        115,031                         132,433

13% 8/15/14 to 11/15/14               108,053                         124,190

13.5% 7/15/11                         41,584                          48,212

                                                                      11,986,053

TOTAL U.S. GOVERNMENT AGENCY                                          75,927,457
-  MORTGAGE SECURITIES
(Cost $75,761,093)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.8%



U.S. GOVERNMENT AGENCY - 1.8%

Fannie Mae REMIC planned
amortization class:

Series 1993-191 Class PE,             1,303,094                       1,301,872
5.8% 9/25/06

Series 1993-224 Class G, 6.5%         4,000,000                       4,026,240
9/25/21

Series 1993-229 Class PD,             2,088,492                       2,073,481
5.6% 7/25/06

TOTAL COLLATERALIZED MORTGAGE                                         7,401,593
OBLIGATIONS
(Cost $7,414,136)


CASH EQUIVALENTS - 4.0%

                                       MATURITY AMOUNT                 VALUE (NOTE 1)

Investments in repurchase            $ 16,683,094                    $ 16,674,000
agreements (U.S. Government
obligations), in a joint
trading account at 4.91%,
dated 5/28/99 due 6/1/99
(Cost $16,674,000)

TOTAL INVESTMENT IN                                                  $ 416,521,947
SECURITIES - 100%
(Cost $420,889,144)

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,438,906 or 2.7% of net assets.

(b) A portion of these securities were purchased on a delayed delivery or when-issued basis.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $420,893,433. Net unrealized depreciation aggregated $4,371,486, of which $1,587,668 related to appreciated investment securities and $5,959,154 related to depreciated investment securities.

At November 30, 1998, the fund had a capital loss carryforward of approximately $21,597,000 of which $14,039,000, $3,288,000, $4,169,000 and $101,000 will expire on November 30, 2002, 2003, 2004 and 2005, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                   MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 416,521,947
value (including repurchase
agreements of $16,674,000)
(cost $420,889,144) - See
accompanying schedule

Cash                                          6,748

Receivable for investments                    8,608,761
sold

Receivable for fund shares                    286,994
sold

Interest receivable                           6,187,495

 TOTAL ASSETS                                 431,611,945

LIABILITIES

Payable for investments         $ 9,127,562
purchased Regular delivery

 Delayed delivery                490,072

Payable for fund shares          444,506
redeemed

Distributions payable            226,607

Accrued management fee           157,889

Other payables and accrued       2,721
expenses

 TOTAL LIABILITIES                            10,449,357

NET ASSETS                                   $ 421,162,588

Net Assets consist of:

Paid in capital                              $ 448,313,020

Undistributed net investment                  516,735
income

Accumulated undistributed net                 (23,299,970)
realized gain (loss)  on
investments

Net unrealized appreciation                   (4,367,197)
(depreciation) on investments

NET ASSETS                                   $ 421,162,588

NET ASSET VALUE, offering                     $9.25
price and redemption price
per   share  ($421,162,588
(divided by) 45,530,826
shares)

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED MAY 31,
                                     1999 (UNAUDITED)

INVESTMENT INCOME                        $ 13,376,895
Interest

EXPENSES

Management fee                $ 894,045

Non-interested trustees'       664
compensation

 Total expenses before         894,709
reductions

 Expense reductions            (16,289)   878,420

NET INVESTMENT INCOME                     12,498,475

REALIZED AND UNREALIZED GAIN              (1,698,549)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                  (7,782,951)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                           (9,481,500)

NET INCREASE (DECREASE) IN               $ 3,016,975
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 12,498,475                   $ 23,067,092
income

 Net realized gain (loss)         (1,698,549)                    566,385

 Change in net unrealized         (7,782,951)                    1,261,224
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       3,016,975                      24,894,701
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (12,937,993)                   (22,513,973)
from net investment income

Share transactions Net            126,274,533                    175,113,300
proceeds from sales of shares

 Reinvestment of distributions    11,619,434                     20,197,390

 Cost of shares redeemed          (86,363,699)                   (175,282,427)

NET INCREASE (DECREASE) IN        51,530,268                     20,028,263
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       41,609,250                     22,408,991
IN NET ASSETS

NET ASSETS

 Beginning of period              379,553,338                    357,144,347

 End of period (including        $ 421,162,588                  $ 379,553,338
undistributed net investment
income of $516,735 and
$956,253, respectively)

OTHER INFORMATION

 Shares  Sold                     13,460,803                     18,516,963

  Issued in reinvestment of       1,241,184                      2,139,251
distributions

  Redeemed                        (9,199,046)                    (18,559,541)

  Net increase (decrease)         5,502,941                      2,096,673


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1998                      1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.480                        $ 9.420                   $ 9.500    $ 9.600    $ 9.210
period

Income from Investment
Operations

Net investment  income          .295 D                         .611 D                    .637 D     .641       .669

Net realized  and unrealized    (.219)                         .045                      (.090)     (.102)     .383
gain (loss)

Total from investment           .076                           .656                      .547       .539       1.052
operations

Less Distributions

From net investment income      (.306)                         (.596)                    (.627)     (.639)     (.662)

From net  realized gain         -                              -                         -          -          -

Total distributions             (.306)                         (.596)                    (.627)     (.639)     (.662)

Net asset value,  end of       $ 9.250                        $ 9.480                   $ 9.420    $ 9.500    $ 9.600
period

TOTAL RETURN B, C               0.80%                          7.18%                     5.99%      5.86%      11.79%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 421,163                      $ 379,553                 $ 357,144  $ 337,131  $ 348,570
(000 omitted)

Ratio of expenses to average    .45% A                         .45%                      .45%       .42% E     .45%
net assets

Ratio of expenses to average    .44% A, F                      .44% F                    .44% F     .41% F     .45%
net assets after expense
reductions

Ratio of net investment         6.30% A                        6.47%                     6.79%      6.95%      7.14%
income to average net assets

Portfolio turnover rate         74% A                          210%                      147%       141%       214%



FINANCIAL HIGHLIGHTS

                               YEARS ENDED NOVEMBER 30,

                               1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.890
period

Income from Investment
Operations

Net investment  income          .597

Net realized  and unrealized    (.665)
gain (loss)

Total from investment           (.068)
operations

Less Distributions

From net investment income      (.602)

From net  realized gain         (.010)

Total distributions             (.612)

Net asset value,  end of       $ 9.210
period

TOTAL RETURN B, C               (0.71)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 339,788
(000 omitted)

Ratio of expenses to average    .45%
net assets

Ratio of expenses to average    .45%
net assets after expense
reductions

Ratio of net investment         7.06%
income to average net assets

Portfolio turnover rate         303%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Institutional Short-Intermediate Government Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of long-term U.S. government and government agency obligations aggregated $176,988,871 and $140,421,196, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement(effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

5. EXPENSE REDUCTIONS.

FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $16,289 under these arrangements.

6. BENEFICIAL INTEREST.

At the end of the period, two shareholders were each record owners of more than 10% of the total outstanding shares of the fund, totaling 33.3%.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investment Money
Management, Inc. (FIMM),
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Andrew J. Dudley, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy  *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

ISIG-SANN-0799  80122
1.704564.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY

(2_fidelity_logos)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com